9. SHARE CAPITAL (Details Narrative) - Private Placements [Member]	12 Months Ended
Dec. 31, 2015 USD ($) shares
Private placement, common stock and warrants issuance for cash, shares | shares	2,311,000
Proceeds from private placement	$ 219,990
Derivative liability related to warrants	$ 191,490